UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.0%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,335,644
6.00%, 6/01/39	450	519,494
Birmingham Water Works Board, RB, 4.75%, 1/01/36	2,100	2,240,133
Hoover City Board of Education, GO, Refunding, 4.25%, 2/15/40	2,750	2,882,440
		6,977,711
Arizona — 8.5%
Apache County Industrial Development Authority, Refunding RB, Tucson Electric Power Co., Series A, 4.50%, 3/01/30	600	611,646
Arizona Sports & Tourism Authority, RB, Multipurpose Stadium Facilities, Series A (NPFGC), 5.00%, 7/01/13 (a)	1,750	1,838,095
Arizona State University, RB, Series D, 5.50%, 7/01/26	200	240,982
County of Pinal Arizona Election District No. 3, Refunding RB, 4.75%, 7/01/31	3,750	3,979,950
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	900	956,376
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,538,865
5.00%, 12/01/37	2,065	2,110,038
San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project:
6.25%, 5/01/15	185	183,120
7.00%, 5/01/20	300	303,606
7.25%, 5/01/27	600	566,364
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	750	824,213
University Medical Center Corp. Arizona, RB:
6.00%, 7/01/39	900	1,008,261
6.50%, 7/01/39	500	571,455
		14,732,971
Arkansas — 0.3%
City of Conway Arkansas, RB, Wastewater Revenue Improvement, Series A, 4.20%, 10/01/37	500	508,040
California — 17.9%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub- Series C, 6.30%, 6/01/55 (b)	4,500	54,090
California Educational Facilities Authority, RB, Santa Clara University, 5.00%, 2/01/40	1,000	1,096,530

Municipal Bonds	Par (000)	Value
California (concluded)
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.88%, 8/15/31	$1,900	$2,277,796
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,274,398
Carlsbad Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (c)	1,000	765,070
City of San Jose California, RB, San Jose Airport, Series A1, AMT, 5.75%, 3/01/34	2,000	2,265,600
Dinuba Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	287,160
5.75%, 8/01/33	500	577,590
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (c)	1,650	1,130,035
Norwalk-La Mirada Unified School District California, GO, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (b)	8,000	2,014,720
Palomar Community College District, GO, CAB, Election of 2006, Series B:
6.09%, 8/01/30 (b)	1,500	633,660
6.15%, 8/01/33 (b)	4,000	1,131,000
0.00%, 8/01/39 (c)	2,000	1,136,840
San Diego Community College District California, GO, CAB, Election of 2002, 0.00%, 8/01/19 (c)	2,800	2,194,052
San Jose Evergreen Community College District, GO, Election of 2010, Series B, 3.50%, 8/01/32	1,200	1,196,520
State of California, GO, Refunding:
(NPFGC), 4.50%, 8/01/28	500	533,765
Veterans, AMT, 5.05%, 12/01/36	1,000	1,017,520
State of California, GO, Various Purpose:
5.75%, 4/01/31	2,000	2,333,400
6.00%, 3/01/33	1,000	1,204,490
6.50%, 4/01/33	1,950	2,371,434
5.50%, 3/01/40	2,350	2,652,868
Val Verde Unified School District California, Special Tax Bonds, Refunding, Junior Lien, 6.25%, 10/01/28	1,585	1,631,298
		30,779,836
Colorado — 1.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,256,362
Park Creek Metropolitan District, Refunding RB, Limited Property Tax (AGM), 6.00%, 12/01/38	750	858,352
		2,114,714

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 1.8%
Connecticut State Health & Educational Facilties Authority, Refunding RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	$1,390	$1,512,612
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	591,525
Pomfret School, Series B, 4.00%, 7/01/37 (d)	490	486,153
Sacred Heart University, Series G, 5.38%, 7/01/31	400	438,656
		3,028,946
Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,200	1,332,000
District of Columbia — 1.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed, 6.75%, 5/15/40	2,500	2,547,500
Florida — 5.9%
County of Lee Florida, Refunding RB, Lee Airport, Series A, AMT (AGM), 5.00%, 10/01/28	2,000	2,162,240
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/36	125	124,136
Palm Beach County Housing Finance Authority, HRB, Indian Trace Apartments, Series A, AMT (AGM), 5.63%, 1/01/44	7,255	7,261,167
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	910	682,564
		10,230,107
Georgia — 1.1%
Chatham County Hospital Authority, Refunding RB, Memorial Health University Medical Center, Inc., Series A, 4.00%, 1/01/34	2,000	1,982,800
Idaho — 1.2%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	1,750	2,077,933
Illinois — 7.5%
Chicago Transit Authority, RB, 5.25%, 12/01/40	665	745,232
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (e)(f)	425	42,496

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB (concluded):
Navistar International, Recovery Zone, 6.50%, 10/15/40	$1,285	$1,417,574
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,094,910
Rush University Medical Center, Series C, 6.63%, 11/01/39	650	796,354
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 5/15/39	1,025	1,159,757
Series A, Friendship Village Schaumburg, 5.63%, 2/15/37	210	200,029
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	1,000	1,124,700
6.00%, 6/01/28	1,150	1,319,602
Village of Bolingbrook Illinois, GO, Refunding, Series B (NPFGC), 6.23%, 1/01/36 (b)	21,065	4,945,219
		12,845,873
Indiana — 0.6%
Indiana Finance Authority, Refunding RB, Improvement, U.S. Steel Corp., 6.00%, 12/01/26	1,000	1,068,670
Iowa — 1.5%
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University Project, 5.00%, 4/01/31	875	956,550
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.75%, 9/01/30	500	541,920
6.00%, 9/01/39	1,000	1,081,080
		2,579,550
Louisiana — 2.2%
Jefferson Parish Hospital Service District No. 1, Refunding RB, West Jefferson Medical Center, Series A (AGM), 6.00%, 1/01/39	950	1,086,107
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp, Series A-1, 6.50%, 11/01/35	1,050	1,195,341
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	400	449,456

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana LLC Project, Series A, 5.00%, 9/01/28	$1,000	$1,044,080
		3,774,984
Maryland — 1.9%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	250	265,390
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor’s Community Hospital, 5.63%, 7/01/30	2,900	3,080,554
		3,345,944
Michigan — 4.1%
Board of Control of Michigan Technological University, Refunding RB, General, Series A, 4.00%, 10/01/30	1,290	1,314,123
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,449,788
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,950	2,492,236
Wayne County Airport Authority, Refunding RB, Airport Revenue, Series A (AGM), 4.00%, 12/01/20	1,750	1,843,082
		7,099,229
Minnesota — 4.5%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	4,600	5,461,258
City of Rochester Minnesota, RB, Mayo Clinic, 4.00%, 11/15/41	1,450	1,458,279
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Series B, 5.25%, 3/01/31	800	890,968
		7,810,505
Mississippi — 3.3%
Mississippi Development Bank, RB, Hinds Community College District, CAB (AGM), 5.00%, 4/01/36	845	924,422
Mississippi Development Bank Special Obligation, RB, Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,969,012
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,100	2,361,534

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Warren County Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Company Project, Series A, AMT, 5.38%, 12/01/35	$400	$428,092
		5,683,060
Missouri — 0.7%
Missouri State Development Finance Board, RB, St. Joseph Sewage System Improvements, 5.25%, 5/01/31	580	614,626
Missouri State Health & Educational Facilities Authority, RB, A.T. Still University Health Sciences, 5.25%, 10/01/31	500	555,665
		1,170,291
Montana — 0.8%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	1,350	1,442,948
Multi-State — 6.8%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (g)(h)	10,500	11,680,305
Nebraska — 2.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	510	538,963
5.00%, 9/01/42	600	613,002
Nebraska Investment Finance Authority, Refunding RB, Series A, 6.05%, 9/01/41	910	967,121
Omaha Nebraska Sanitation Sewer Revenue, RB, System, 4.25%, 11/15/38	1,890	1,992,343
		4,111,429
Nevada — 1.1%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.65%, 6/01/23	1,295	1,245,790
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	600,754
		1,846,544
New Jersey — 12.0%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (e)(f)	915	81,334
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30 (i)	3,000	3,011,340
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,535,280

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, Refunding RB (concluded):
Kapkowski Road Landfill Project, 6.50%, 4/01/28	$7,500	$8,796,750
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	630	785,906
7.50%, 12/01/32	800	992,664
New Jersey Health Care Facilities Financing Authority, Refunding RB Barnabas Health, Series A:
4.63%, 7/01/23	510	528,355
5.63%, 7/01/37	1,700	1,813,798
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	565	604,488
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36	1,900	2,160,452
Union County Utilities Authority, Refunding RB, County Deficiency Agreement, Series A:
4.00%, 6/15/32	250	263,818
New Jersey Solid Waste System, 5.00%, 6/15/41	95	107,136
		20,681,321
New York — 5.3%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (e)(f)	455	104,655
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	250	261,705
(NPFGC), 4.50%, 2/15/47	750	757,785
(NPFGC), 5.00%, 2/15/47	1,000	1,046,820
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (e)(i)	3,165	3,252,797
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	800	899,680
New York State Dormitory Authority, RB, Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,169,900
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series A, Remarketing, 5.00%, 11/01/30	1,500	1,609,380
		9,102,722

Municipal Bonds	Par (000)	Value
North Carolina — 5.9%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	$225	$258,142
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, 5.75%, 8/01/35	2,945	2,586,535
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	1,000	1,056,800
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke Energy Carolinas, Series B, 4.63%, 11/01/40	5,000	5,290,950
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/33	800	930,952
		10,123,379
North Dakota — 1.5%
City of Fargo North Dakota, Refunding RB, University Facilities Development Foundation Project:
3.00%, 12/01/30	400	385,096
4.00%, 12/01/36	600	618,312
City of Grand Forks North Dakota, Refunding RB, Healthcare Systems, 5.00%, 12/01/32	1,415	1,508,631
		2,512,039
Oregon — 3.5%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/42	930	1,050,128
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	750	858,068
Oregon Health & Science University, Refunding RB, Series A, 3.00%, 7/01/24	2,000	1,968,240
Oregon State Facilities Authority, RB, Student Housing, CHF- Ashland LLC, Southern Oregon University Project (AGM), 5.00%, 7/01/44	600	630,540
Oregon State Facilities Authority, Refunding RB, Limited College Project, Series A:
5.00%, 10/01/34	850	923,499
5.25%, 10/01/40	500	546,860
		5,977,335
Pennsylvania — 2.7%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,876,890

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	$2,600	$2,819,856
		4,696,746
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.71%, 8/01/35 (b)	1,000	275,800
First Sub-Series A, 5.75%, 8/01/37	1,000	1,109,360
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.73%, 8/01/41 (b)	5,000	989,800
		2,374,960
Rhode Island — 2.9%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,195,040
Rhode Island Health & Educational Building Corp., Refunding RB, Rhode Island School of Design, 3.50%, 6/01/29	2,805	2,778,717
State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	900	1,011,618
		4,985,375
South Dakota — 0.9%
State of South Dakota Board of Regents Housing & Auxiliary Facility System Revenue, RB, 4.25%, 4/01/33	1,535	1,618,658
Tennessee — 0.9%
Memphis-Shelby County Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	306,518
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Le Bonheur Healthcare, 5.00%, 5/01/42	1,200	1,283,196
		1,589,714
Texas — 13.0%
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	500	602,625
7.25%, 12/01/35	1,750	2,101,540
Harris County Metropolitan Transit Authority Sales and Use Tax, RB, Series A, 5.00%, 11/01/36	400	451,192

Municipal Bonds	Par (000)	Value
Texas (concluded)
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 6.18%, 11/15/41 (b)	$11,690	$1,916,575
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,729,560
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,378,880
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.08%, 8/15/35 (b)	50,000	12,469,500
First Tier, Series A, 5.00%, 8/15/42	750	750,060
		22,399,932
Vermont — 1.5%
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A, 4.75%, 12/01/36	1,600	1,619,376
Vermont Educational & Health Buildings Financing Agency, Refunding RB, St. Michaels College, 5.00%, 10/01/42	900	969,984
		2,589,360
Virginia — 0.6%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 5.50%, 1/01/42	940	985,176
Washington — 1.4%
City of Lynnwood, GO (AGM), 4.00%, 12/01/37	800	813,056
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,598,520
		2,411,576
West Virginia — 0.7%
West Virginia State University, RB, West Virginia University Projects, Series B, 5.00%, 10/01/36	1,100	1,256,717
Wisconsin — 1.5%
Wisconsin State Health & Educational Facilities Authority, RB, Aurora Health Care, Series A, 4.00%, 7/15/28	1,215	1,204,976

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2012	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin State Health & Educational Facilities Authority, Refunding RB, Ministry HealthCare, Series C, 5.00%, 8/15/32	$1,200	$1,301,772
		2,506,748
Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,200	1,358,688
Total Municipal Bonds – 138.1%		237,942,336

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)
Colorado — 2.3%
Colorado Health Facilities Authority, RB, Series C-7 (AGM), 5.00%, 9/01/36	3,750	3,967,988
Massachusetts — 0.9%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,450	1,620,303
Michigan — 2.4%
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,000	4,096,160
New York — 7.2%
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	2,500	2,878,076
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	450	543,068
Series FF-2, 5.50%, 6/15/40	405	466,480
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	3,000	3,348,750
New York Liberty Development Corp., RB, 5.25%, 12/15/43	2,505	2,849,162
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,391,279
		12,476,815
Ohio — 2.1%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,370,281

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	$2,000	$2,191,980
		3,562,261
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 14.9%		25,723,527
Total Long-Term Investments (Cost – $243,285,822) – 153.0%		263,665,863

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	166,410	166,410
Total Short-Term Securities (Cost – $166,410) – 0.1%		166,410
Total Investments (Cost - $243,452,232*) – 153.1%		263,832,273
Other Assets Less Liabilities – 1.0%		1,713,581
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (7.7)%		(13,325,422)
VMTP Shares, at Liquidation Value – (46.4)%		(79,900,000)
Net Assets Applicable to Common Shares – 100.0%		$172,320,432

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$229,300,253
Gross unrealized appreciation	$22,852,550
Gross unrealized depreciation	(1,639,466)
Net unrealized appreciation	$21,213,084

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Stifel Nicolaus	$486,153	—

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2012	6

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Non-income producing security.

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Variable rate security. Rate shown is as of report date.

(j)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
FFI Institutional Tax-Exempt Fund	2,247,948	(2,081,538)	166,410	$557

(l)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
47	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$6,295,063	$(55,167)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$263,665,863	—	$263,665,863
Short-Term Securities	$166,410	—	—	166,410
Total	$166,410	$263,665,863	—	$263,832,273

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]

Liabilities:
Interest rate contracts	$(55,167)	—	—	$(55,167)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2012	7

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$125,000	—	—	$125,000
Liabilities:
TOB trust certificates	—	$(13,318,936)	—	(13,318,936)
VMTP Shares	—	(79,900,000)	—	(79,900,000)
Total	$125,000	$(93,218,936)	—	$(93,093,936)

There were no transfers between levels during the period ended May 31, 2012.

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: July 25, 2012